Property, Plant and Equipment (Details) - Schedule of Cost of Investment Property, Plant and Equipment - Cost [Member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Balance at beginning of year	$ 40,311	$ 39,022
Additions	2,492	1,696
Conversion adjustments	(1,740)	(407)
Balance at end of year	41,063	40,311
Land [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning of year	1,415	1,431
Additions	2	2
Conversion adjustments	(19)	(18)
Balance at end of year	1,398	1,415
Buildings [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning of year	5,404	5,410
Additions		3
Conversion adjustments	(153)	(9)
Balance at end of year	5,251	5,404
Machinery and equipment [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning of year	30,141	30,194
Additions	1,017	286
Conversion adjustments	(1,457)	(339)
Balance at end of year	29,701	30,141
Transportation equipment [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning of year	163	162
Additions	1	1
Conversion adjustments	1
Balance at end of year	165	163
Furniture, mixtures and computer equipment [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning of year	152	149
Additions	7	4
Conversion adjustments	(4)	(1)
Balance at end of year	155	152
Constructions and machinery in-progress [Member]
Disclosure of detailed information about investment property [line items]
Balance at beginning of year	3,036	1,676
Additions	1,465	1,400
Conversion adjustments	(108)	(40)
Balance at end of year	$ 4,393	$ 3,036